UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21085
The Metzler/Payden Investment Group
(Exact name of registrant as specified in charter)
333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices)
Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)
Registrant’s telephone number, including area code: (213) 625-2870
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

European Emerging Markets Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Common Stocks (97%)
Consumer Discretionary (3%)
4,899,100	Compa S.A. (b)	$2,711
449,375	Elstar Oils S.A. (b)	1,283
90,000	OAO Magnit (b)	4,208
788,500	Olympic Entertainment Group A.S. (b)	3,338
800,000	Tofas Turk Otomobil Fabrikasi AS	3,618

		15,158

Consumer Staples (7%)
33,848	BIM Birlesik Magazalar A.S.	2,787
26,000	Cherkizovo Group GDR 144A (b)(d)	352
222,850	Cherkizovo Group-GDR Reg. (b)(e)	3,020
10,200	EGIS Rt.	1,033
15,400	Gedeon Richter Rt.	3,390
20,000	KRKA d.d.	3,342
1,150	LPP S.A. (b)	968
139,400	Pyaterochka Holding NV (e)	4,475
548,000	Ramirent Oyj	8,413
51,000	Wimm-Bill-Dann Foods ADR,	5,916

		33,696

Diversified (0%)
3,000	Koc Holdings AS	12
Energy (23%)
200,000	Imperial Energy Corp. PLC (b)	5,765
2,800	INA Industrija Nafte DD (b)	1,400
2,800	INA Industrija Nafte DD-GDR (b)(e)	1,400
15,000	Lukoil ADR, LKOD LI, USD, London	1,034
126,900	LUKOIL, LUK GR, EUR, Frankfurt	8,693
219,300	LUKOIL, LUKOY, USD, OTC	15,110
76,400	MOL Magyar Olaj-es Gazipari Rt.	10,077
100,650	Oao Gazprom — Spon ADR	4,841
632,400	Oao Gazprom — Spon ADR (e)	30,418
1,544,200	OAO Rosneft Oil Co.	10,948
2,020,000	Polish Oil & Gas	3,626
519,700	Polski Koncern Naftowy Orlen S.A. (b)	8,590
402,500	Sibir Energy plc	4,036
143,200	Surgutneftegaz	6,752
2,900	Transneft OAO	4,814

		117,504

Financial (22%)
25,992	Banca Comerciala Carpatica Sibia (b)	4
12,294,865	Banca Transilvania	3,499
93,000	Bank Handlowy w Warszawie S.A.	3,438
224,250	Bank Pekao SA	17,861
80,411	Bank Zachodni WBK S.A.	6,144
31,200	BRE Bank SA (b)	4,716
141,850	Erste Bank AG	7,602
750,000	Getin Holding S.A. (b)	3,697
216,400	Globe Trade Centre S.A. (b)	3,201
412,000	Immoeast AG (b)	3,586
247,500	Kazkommertsbank (b)	3,750
20,700	Orco Property Group	2,011
257,850	OTP Bank Rt.	10,856
980,200	PKO Bank Polski	17,998
58,750	Raiffeisen International Bank-Holding AG	7,354
532,000	Romanian Development Bank	4,045
2,425,000	Sberbank RF	8,730
400,000	Sistema Hals GDR (b)	3,412
177,500	Turkiye Garanti Bankasi AS	1,121
202,000	Turkiye Is Bankasi	1,000

		114,025

Industrial (4%)
591,700	Akcansa Cimento A.S.	3,029
116,000	AS Merko Ehitus	1,752
127,000	OAO TMK	4,572
270,000	Panevezio Statybos Trestas	1,271
18,050	PBG S.A. (b)	2,121
937,500	Polimex Mostostal S.A.	2,850
4,941,300	Turbomecanica S.A	1,101
91,000	Wienerberger AG	4,129

		20,825

Materials (7%)
131,800	Cherepovets MK Severstal (e)	2,801
321,300	KGHM Polska Miedz S.A.	11,910
6,200	Mining and Metallurgical Company Norilsk Nickel	1,505
41,100	Mining and Metallurgical Company Norilsk Nickel	9,977
162,200	Novopipetsk Steel	5,969
145,000	Peter Hambro Mining plc (b)	3,787

		35,949

Real Estate Investment Trust (0%)
84,200	LSR Group O.J.S.C. (b)	1,044
Technology (1%)
60,800	Prokom Software SA	2,934
Telecommunication (22%)
165,000	AFK Sistema (e)	5,857
301,500	Agora SA	5,821
313,700	Cesky Telecom AS	8,975
583,750	Comstar United System (e)	6,070
50,000	Hrvatske Telekomunikacije dd	3,180
408,173	Hurriyet Gazetecilik ve Matbaacilik A.S. (b)	1,094
999,000	Magyar Tavkozlesi Rt (Matav)	4,785
70,000	Mobile TeleSystems	5,822
40,000	Mobile TeleSystems	3,327
109,800	OAO Vimpel-Communications	3,782
1,896,150	Telekomunikacja Polska SA	17,836
429,500	TVN Sa	3,871
1,124,250	Vimpel-Communications ADR	38,719

		109,139

Utilities (8%)
561,300	CEZ	37,682
44,000	OAO Rosneft Oil GDR 144A (b)(d)	312
33,359	OGK-5 (b)(c)	293
13,765	TGK-5 JSC (b)(c)	45
100,000	Transelectrica SA	1,234

		39,566

Total Common Stocks (Cost — $485,086)		489,852
Investment Company (Cost — $15,049) (3%)
15,049,420	Cash Reserves Money Market Fund	15,049

Total (Cost — $500,135 ) (a) ( 100%)		504,901
Liabilities in excess of Other Assets (0%)		(1,338)

Net Assets (100%)		$503,563

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$46,865
Unrealized depreciation	(42,099)

Net unrealized appreciation	$4,766

(b)	Non-income producing security.

(c)	Security appraised at fair value under procedures established by the Board.

(d)	Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

			Contract
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
1/31/2008	Turkish Lira (Sell 371)	1.1775	317	(1)
2/1/2008	Turkish Lira (Sell 1,714)	1.1775	1,463	(7)
2/1/2008	Turkish Lira (Sell 120)	1.1775	102	(1)

				$(9)

European Leaders Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Common Stocks (99%)
Consumer Discretionary (5%)
2,600	Daimler AG	$201
1,500	Hugo Boss AG	80
3,700	Industria de Diseno Textil Sa (Inditex)	183
4,800	M6 Metropole Television	117
2,000	PSA Peugeot Citreon	146
20,100	Tesco Plc	167

		894

Consumer Staples (15%)
2,100	Adecco SA	109
3,600	British American Tobacco	128
1,150	Carrefour SA	80
4,400	Diageo Plc	89
1,750	Fresenius AG	135
10,000	GlaxoSmithKline Plc	235
2,100	Groupe Danone	168
750	Loreal	92
800	Merck KGaA	98
900	Nestle	401
4,650	Novartis Ag	234
9,200	Orkla ASA	118
1,150	Roche Holding AG	208
1,950	Sanofi Synthelabo SA	157
2,400	Unilever NV	77
1,100	William Demant Holding A/S (b)	73

		2,402

Diversified (1%)
1,050	LVMH Moet Hennessy Louis Vuitton SA	107
Energy (10%)
11,200	BG Group Plc	245
27,000	BP Amoco Plc	286
700	Compagnie Generale de Geophysique (b)	162
650	Electricite de France (EDF)	67
6,100	Eni SpA	195
1,600	Fugro N.V.	108
850	Q-Cells AG (b)	78
4,150	Saipem S.p.A.	142
3,700	Total SA	267

		1,550

Financial (26%)
4,500	Aegon Nv	66
1,400	Allianz AG	248
2,800	Axa	95
17,600	Banca Intesa Spa	124
17,700	Banco Santander SA	310
11,000	Barclays Plc	103
2,150	BNP Paribas SA	210
6,500	CGU Plc	81
1,800	Credit Suisse Group	101
1,250	Deutsche Bank AG	139
7,050	Fortis	155
10,800	HBOS Plc	149
22,222	HSBC Holdings Plc	332
15,300	IG Group Holdings PLC	111
1,300	KBC Bankverzekerings Holdings	164
10,000	Lloyds TSB Group Plc	87
11,300	Man Group plc	123
10,000	Marfin Popular Bank Public Co. Ltd.	99
2,200	National Bank of Greece	131
2,400	OTP Bank Rt.	101
9,800	Prudential Plc	125
16,300	Royal Bank of Scotland Group Plc	124
4,000	Sampo Oyj	103
6,191	Scor SE	127
7,250	SNS Reaal	136
600	Societe Generale	74
5,400	UBS AG-Reg	221
31,700	UniCredit	232

		4,071

Healthcare (1%)
2,200	Beiersdorf AG	168
3,200	Grifols S.A.	77

		245

Industrial (9%)
5,100	ABB Ltd	126
27,300	British Aerospace	251
3,400	CRH Plc	127
1,400	Hamburger Hafen- und Logistik AG (HHLA) (b)	103
800	Lafarge	125
900	Linde AG	117
5,500	Philips Electronics NV	213
2,200	Siemens AG	281

		1,343

Materials (7%)
2,700	ArcelorMittal	176
2,800	Bayer Ag	226
1,000	BASF Ag	129
2,700	Rio Tinto Plc	266
4,000	Vedanta Resources PLC	143
800	Wacker Chemie AG	170

		1,110

Technology (3%)
1,200	Iliad S.A.	107
4,500	Indra Sisteamas, S.A.	115
4,800	SAP AG	229

		451

Telecommunication (15%)
4,650	Deutsche Telekom AG	95
3,550	France Telecom	123
3,550	JC Decaux	114
3,250	Neuf Cegetel	167
7,500	Nokia Oyj	270
6,950	Ses Global	167
22,400	Telecom Italia Spa	67
11,916	Telefonica S.A.	345
5,600	United Internet AG	105
2,300	Vivendi Universal	91
137,979	Vodafone Group PLC	481
5,800	Wolters Kluwer-Cva	164
8,500	WPP Group plc	104

		2,293

Utilities (7%)
1,750	E.ON AG	320
3,700	Fortum Oyj	148
16,364	Iberdrola S.A.	247
5,300	National Grid PLC	82
1,700	Red Electrica de Espana	97
900	RWE AG	110
1,900	Suez SA	115

		1,119

Total Common Stocks (Cost — $15,026)		15,702
Investment Company (Cost — $0) (0%)
1	Cash Reserves Money Market Fund	0

Total (Cost — $15,026 ) (a) ( 99%)		15,702
Other Assets, net of Liabilities (1%)		11

Net Assets (100%)		$15,713

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$1,646
Unrealized depreciation	(1,087)

Net unrealized appreciation	$559

(b)	Non-income producing security.
Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
1/31/2008	Euro (Buy 48)	1.4784	$71	$—

Liabilities:
1/31/2008	Swiss Franc (Sell 78)	1.0925	$72	$(1)
2/4/2008	Swiss Franc (Sell 14)	1.0925	13	—
2/1/2008	Euro (Sell 17)	1.4784	25	—
2/4/2008	Euro (Sell 10)	1.4784	14	—
2/4/2008	Euro (Sell 10)	1.4784	15	—
2/4/2008	Euro (Sell 8)	1.4784	12	—
2/4/2008	Euro (Sell 18)	1.4784	27	—
2/4/2008	Euro (Sell 10)	1.4784	14	—
2/4/2008	Euro (Sell 9)	1.4784	14	—
2/4/2008	Euro (Sell 16)	1.4784	24	—
2/4/2008	Euro (Sell 8)	1.4784	11	—
2/4/2008	British Pound (Sell 5)	1.9850	10	—
2/4/2008	British Pound (Sell 6)	1.9850	13	—
2/4/2008	British Pound (Sell 6)	1.9850	12	—
2/4/2008	British Pound (Sell 8)	1.9850	17	—

				$(1)

International Real Estate Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Common Stocks (82%)
Diversified (49%)
249,500	Ayala Land, Inc.	$86
2,400	Brookfield Asset Management	77
96	Brookfield Infrastructure Partners	2
19,000	Capitaland Ltd.	79
68,000	China Overseas Land & Investment Ltd. (b)	115
4,000	China Overseas Land & Investment Ltd. Warrants (b)	1
69,900	DB RREEF Trust	99
6,400	Globe Trade Centre S.A. (b)	95
10,500	Goodman Group	41
25,000	Guocoland Ltd.	75
18,000	Hang Lung Group Ltd.	83
2,600	Hammerson PLC	59
18,000	Hang Lung Properties Ltd.	70
8,000	Henderson Land Development Co. Ltd.	68
3,600	IVG Immobillien AG	121
5	Japan Real Estate Investment Corp.	58
40,000	Johnnic Holdings Ltd.	75
19,000	Kerry Properties Ltd.	126
1,400	Land Securities Group PLC	44
4,100	Liberty International PLC	87
7,000	Mitsui Fudosan Co Ltd.	160
34,800	Naim Cendera Holdings Berhad	43
18,000	New World Development Co., Ltd.	54
1,400	PSP Swiss Property AG-Reg (b)	79
33,000	Shimao Property Holdings Ltd.	58
28,000	Sino Land Co., Ltd.	84
50,600	SP Setia Berhad	78
10,400	Stockland	67
5,000	Sun Hung Kai Properties Ltd.	98
6,000	Tokyu Land Corp.	48
400	Unibail	94
35,200	Valad Property Group	33
31,000	Wheelock and Co. Ltd.	91

		2,448

Industrial (5%)
42,800	Bunnings Warehouse Property Trust	75
95,400	Malaysian Resources Corp. Berhad (b)	79
56,000	Mapletree Logistics Trust	36
150,100	SA Corporate Real Estate Fund (b)	68

		258

Office (7%)
6,000	Cheung Kong (Holdings) Ltd.	97
1,100	CoStar Group Inc. (b)	47
75,200	ING Office Fund	86
7	Nippon Building Fund Inc.	81
6	Nomura Real Estate Office FU	48

		359

Real Estate Investment Trust (11%)
58,000	CDL Hospitality Trusts	86
43,000	CFS Retail Property Trust	81
7	Global One Real Estate Investment Co., Ltd.	80
12,000	Hongkong Land Holdings Ltd.	56
30,700	Macquarie Leisure Trust Group	82
609,000	Megaworld Corp.	41
872,400	Quality Houses Public Company Ltd.	54
52,000	Suntec Real Estate Investment Trust	55

		535

Regional Malls (5%)
15,460	Westfield Group	255
Residential (5%)
2,300	Boardwalk Real Estate Investment Trust	91
4,900	DAIBIRU Corp.	50
86,900	Fountainhead Property Trust	67
50,300	ING Real Estate Community Living Group	47

		255

Total Common Stocks (Cost — $4,643)		4,110
Exchange Traded Funds (Cost — $319) (6%)
5,200	SPDR DJ Wilshire International Real Estate ETF	281
Investment Company (Cost — $610) (12%)
609,700	Cash Reserves Money Market Fund	610

Total (Cost — $5,572) (a) (100%)		5,001
Liabilities in Excess of Other Assets (0%)		(2)

Net Assets (100%)		$4,999

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$152
Unrealized depreciation	(723)

Net unrealized depreciation	$(571)

(b)	Non-income producing security.

Notes to Portfolio of Investments
January 31, 2008
1. Organization and Related Matters
The Metzler/Payden Investment Group (the “Group”) is a no-load, open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group and is authorized to issue unlimited shares at $0.001 par value.
Each of the Funds has been classified as non-diversified.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts during the reporting period. Actual results could differ from those estimates.
Securities Valuation
Equity securities are valued at the official closing price or the last sale price on the exchange or market on which they are principally traded or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.
All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration at the time, including: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.
Investment Transactions
Investment transactions are accounted for on the date the security is purchased or sold (trade date).
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Forward Currency Contracts
The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
3. Related Party Transactions
Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75% for the European Emerging Markets and the European Leaders Funds and 0.85% for the International Real Estate Fund.
The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% for the European Emerging Markets and the European Leaders Funds and 1.25% for the International Real Estate Fund of the that Funds’ average daily net assets on an annualized basis.
The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%
Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.
The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than 30 days.
Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Metzler/Payden Investment Group

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 3/26/08
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 3/26/08

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 3/26/08